Commitments and Contingencies (Details Textual)	0 Months Ended	1 Months Ended	9 Months Ended				9 Months Ended
	Oct. 11, 2012 USD ($)	Jul. 10, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 EUR (€)	Dec. 14, 2012 USD ($)	Nov. 08, 2012 USD ($)	Sep. 30, 2013 Pollution Insurance Coverage for Vessel [Member] USD ($)
Operating Leases, Rent Expense				€ 8,700
Supplemental Information for Property, Casualty Insurance Underwriters, Minimum Interest Rate in Range			25.00%	25.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Maximum Interest Rate in Range			40.00%	40.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Earned Premiums			1,000,000
General Insurance Expense							1,000,000,000
Insurance Claims Oustanding for Vessels Incidents Arising in the Ordinary Course of Business			741,000
Payment of Settlement Amount Due from Charterer (Award Wining for M/V Free Goddess Case)	800,000
Loss Contingency, Damages Paid, Value	320,000
Hire Amount Outstanding						356,000
Claim Amount Inclusive of Interests					542,000
Loss Contingency, Damages Sought, Value		$ 186,000